INVENTORY (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,431,922	$ 1,356,526	$ 2,589,974	$ 2,584,938
Reserve inventory write down	77,047		199,647
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,259,183	$ 1,085,783	$ 2,272,064	$ 2,247,294